Customer Assets and Liabilities - Schedule of Customer Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Customer Assets and Liabilities [Abstract]
Customer custodial funds	$ 31,781	$ 672,501
Customer digital currency assets	615,361
Total customer assets	647,142	672,501
Customer custodial cash liabilities	827,589	1,443,011
Customer digital currency liabilities	23,605
Total customer liabilities	$ 851,194	$ 1,443,011